Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Prepaid Expenses [Line Items]
Prepayments	R$ 4,363,233	R$ 4,418,263
Current prepayments	935,046	826,107
Non-current prepayments	3,428,187	3,592,156
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepayments	3,948,012	4,081,456
Marketing expenses [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	16,791	10,687
Services paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	213,193	42,331
Other expenses paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	R$ 185,237	R$ 283,789